THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2005.



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2004
                                                   ------------------


Check here if Amendment   X             Amendment Number :               1
                         ----                                        ----------
   This Amendment (Check only one):       is a restatement
                                   ----
                                    X     adds new holdings entries.
                                   ----

Institutional Investment Manager Filing this Report:


Name:     RBS Partners, L.P.
          -----------------------------
Address:  200 Greenwich Avenue
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

 /s/ William C. Crowley             Greenwich, CT             February 14, 2005
----------------------------      ---------------------      -------------------
      (Signature)                    (City, State)                 (Date)

Report Type (Check only one):


    X
---------- 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)




---------- 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



---------- 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portionare reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                      2
Form 13F Information Table Value Total:               $300,641
                                              ( in thousands )


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F Information Table


------------------------------------------------------------------------------------------------------------------------------------
 Column 1:     Column 2:   Column 3:     Column 4:                 Column 5:           Column 6     Column 7:         Column 8:
                                                       -----------------------------                               Voting Authority
                                                                                      ----------------------------------------------
                                        Fair Market     Shares or                     Investment     Other
               Title of     CUSIP          Value        Principal   SH/PRN  Put/Call  Discretion    Managers    Sole   Shared   None
                                        -----------
Name of Issuer  Class       Number       (x $1,000)       Amount
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.       Common    552691-10-7       1,336          79,756     SH                DEFINED                 79,756
------------------------------------------------------------------------------------------------------------------------------------
MCI, Inc.       Common    552691-10-7     299,305      17,868,944     SH                  SOLE              17,868,944
------------------------------------------------------------------------------------------------------------------------------------